Condensed Consolidated Interim Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Issued capital [member]	Reserve of share-based payments [member]	Share premium [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Balance (in shares) at Dec. 31, 2016	15,722
Balance at Dec. 31, 2016	$ 218,034	$ 7,306	$ 21,413	$ (4,298)	$ (235,127)	$ 7,328
Statement Line Items [Line Items]
Common shares issued (in shares)	8,858
Common shares issued	$ 10,203					10,203
Stock-based compensation (note 7)		666				666
Expiry of vested stock options		(1,487)	1,487
Net loss for the period					(8,373)	(8,373)
Common shares issued on redemption of restricted share units (note 7) (in shares)	150
Common shares issued on redemption of restricted share units (note 7)	$ 171	(171)
Balance (in shares) at Sep. 30, 2017	24,730
Balance at Sep. 30, 2017	$ 228,408	6,314	22,900	(4,298)	(243,500)	9,824
Balance (in shares) at Dec. 31, 2017	27,502
Balance at Dec. 31, 2017	$ 231,923	6,456	22,909	(4,298)	(246,788)	10,202
Statement Line Items [Line Items]
Common shares issued (in shares)	2,017
Common shares issued	$ 6,818					6,818
Common shares issued pursuant to 2017 Share Purchase Agreement (note 6(a)(ii)) (in shares)	5,232
Common shares issued pursuant to 2017 Share Purchase Agreement (note 6(a)(ii))	$ 14,995					14,995
Common shares issued pursuant to 2018 Share Purchase Agreement (note 6(a)(iii)) (in shares)	170
Common shares issued pursuant to 2018 Share Purchase Agreement (note 6(a)(iii))	$ 600					600
Common shares issued upon exercise of stock options (note 7) (in shares)	96
Common shares issued upon exercise of stock options (note 7)	$ 379	(160)				219
Stock-based compensation (note 7)		3,695				3,695
Expiry of vested stock options		(41)	41
Net loss for the period					(22,604)	(22,604)
Balance (in shares) at Sep. 30, 2018	35,017
Balance at Sep. 30, 2018	$ 254,715	$ 9,950	$ 22,950	$ (4,298)	$ (269,392)	$ 13,925